Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Liquidity Funds
Entity Central Index Key	0001227155
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Aug. 25, 2025